UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: January 31
Date of reporting period: April 30, 2009

ITEM 1. SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON PARTNERS
LIFESTYLE ALLOCATION 100%
LEGG MASON PARTNERS
LIFESTYLE ALLOCATION 85%
LEGG MASON PARTNERS
LIFESTYLE ALLOCATION 70%
LEGG MASON PARTNERS
LIFESTYLE ALLOCATION 50%
LEGG MASON PARTNERS
LIFESTYLE ALLOCATION 30%
LEGG MASON PARTNERS
LIFESTYLE INCOME FUND
FORM N-Q
APRIL 30, 2009

Legg Mason Partners Lifestyle Allocation 100%

Schedules of Investments (unaudited)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.5%
522,131	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$4,965,468
	Legg Mason Partners Equity Trust:
61,665	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	4,489,861
800,388	Legg Mason Partners Appreciation Fund, Class IS Shares	8,075,918
481,389	Legg Mason Partners Fundamental Value Fund, Class IS Shares	4,568,385
908,104	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	5,430,460
397,758	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	5,763,508
434,607	Legg Mason Partners Small Cap Growth Fund, Class IS Shares *	4,576,407
1,104,975	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	8,044,218
170,717	Legg Mason Value Trust, Inc., Institutional Class Shares	5,215,416
626,438	The Royce Fund — Royce Value Fund, Institutional Class Shares *	4,836,105

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $79,643,268)	55,965,746

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$269,000	Interest in $246,437,000 joint tri-party repurchase agreement dated 4/30/09 with Deutsche Bank Securities Inc., 0.150% due 5/1/09; Proceeds at maturity - $269,001; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.755% due 10/26/09 to 2/7/23; Market value — $274,380) (Cost — $269,000)	269,000

	TOTAL INVESTMENTS — 100.0% (Cost — $79,912,268#)	56,234,746
	Liabilities in Excess of Other Assets — 0.0%	(19,792)

	TOTAL NET ASSETS — 100.0%	$56,214,954

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 85%

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.7%
3,938,318	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$37,453,402
365,991	Legg Mason Partners Equity Trust: Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	26,647,781
5,543,080	Legg Mason Partners Appreciation Fund, Class IS Shares	55,929,680
2,640,157	Legg Mason Partners Fundamental Value Fund, Class IS Shares	25,055,094
6,764,178	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	40,449,784
1,561,129	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	22,620,756
3,116,140	Legg Mason Partners Small Cap Growth Fund, Class IS Shares *	32,812,950
7,103,829	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	51,715,878
798,339	Legg Mason Value Trust, Inc., Institutional Class Shares	24,389,264
4,368,104	The Royce Fund — Royce Value Fund, Institutional Class Shares *	33,721,762
3,741,922	Western Asset Funds Inc.: Western Asset Absolute Return Portfolio, Institutional Select Class Shares	30,496,661
2,166,352	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	19,150,556
3,073,643	Western Asset High Yield Portfolio, Institutional Select Class Shares	20,716,354

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $593,158,968)	421,159,922

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$2,023,000	Interest in $196,754,000 joint tri-party repurchase agreement dated 4/30/09 with Barclays Capital Inc., 0.160% due 5/1/09; Proceeds at maturity — $2,023,009; (Fully collateralized by U.S. government agency obligations, 0.875% due 4/30/11; Market value - $2,063,461) (Cost — $2,023,000)	2,023,000

	TOTAL INVESTMENTS — 100.2% (Cost — $595,181,968#)	423,182,922
	Liabilities in Excess of Other Assets — (0.2)%	(656,445)

	TOTAL NET ASSETS — 100.0%	$422,526,477

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 70%

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
2,467,193	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$23,463,007
312,465	Legg Mason Partners Equity Trust: Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	22,750,546
3,516,059	Legg Mason Partners Appreciation Fund, Class IS Shares	35,477,031
2,365,194	Legg Mason Partners Fundamental Value Fund, Class IS Shares	22,445,694
4,220,868	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	25,240,790
1,250,076	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	18,113,604
1,638,100	Legg Mason Partners Small Cap Growth Fund, Class IS Shares *	17,249,191
5,114,190	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	37,231,305
709,981	Legg Mason Value Trust, Inc., Institutional Class Shares	21,689,924
2,373,317	The Royce Fund — Royce Value Fund, Institutional Class Shares *	18,322,004
5,192,730	Western Asset Funds Inc.: Western Asset Absolute Return Portfolio, Institutional Select Class Shares	42,320,748
5,840,892	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	51,633,483
3,002,057	Western Asset High Yield Portfolio, Institutional Select Class Shares	20,233,867

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $501,717,564)	356,171,194

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.5% Repurchase Agreement — 0.5%
$1,759,000	Interest in $196,754,000 joint tri-party repurchase agreement dated 4/30/09 with Barclays Capital Inc., 0.160% due 5/1/09; Proceeds at maturity — $1,759,008; (Fully collateralized by U.S. government agency obligations, 0.875% due 4/30/11; Market value - $1,794,181) (Cost — $1,759,000)	1,759,000

	TOTAL INVESTMENTS — 100.1% (Cost — $503,476,564#)	357,930,194
	Liabilities in Excess of Other Assets — (0.1)%	(500,132)

	TOTAL NET ASSETS — 100.0%	$357,430,062

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 50%

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.4%
1,027,638	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$9,772,840
156,995	Legg Mason Partners Equity Trust: Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	11,430,787
1,309,211	Legg Mason Partners Appreciation Fund, Class IS Shares	13,209,938
1,176,866	Legg Mason Partners Fundamental Value Fund, Class IS Shares	11,168,455
1,832,213	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	10,956,634
798,822	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	11,574,928
630,741	Legg Mason Partners Small Cap Growth Fund, Class IS Shares *	6,641,699
1,875,323	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	13,652,348
434,981	Legg Mason Value Trust, Inc., Institutional Class Shares	13,288,663
1,025,267	The Royce Fund — Royce Value Fund, Institutional Class Shares *	7,915,062
3,980,522	Western Asset Funds Inc.: Western Asset Absolute Return Portfolio, Institutional Select Class Shares	32,441,258
7,298,316	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	64,517,116
2,440,745	Western Asset High Yield Portfolio, Institutional Select Class Shares	16,450,624

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $293,412,798)	223,020,352

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.7%
Repurchase Agreement — 0.7%
$1,539,000	Interest in $496,495,000 joint tri-party repurchase agreement dated 4/30/09 with Greenwich Capital Markets Inc., 0.170% due 5/1/09; Proceeds at maturity - $1,539,007; (Fully collateralized by various U.S. government agency obligations, 2.750% to 6.625% due 11/3/09 to 11/15/30; Market value — $1,569,790) (Cost — $1,539,000)	1,539,000

	TOTAL INVESTMENTS — 100.1% (Cost — $294,951,798#)	224,559,352
	Liabilities in Excess of Other Assets — (0.1)%	(243,610)

	TOTAL NET ASSETS — 100.0%	$224,315,742

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 30%

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.3%
415,640	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$3,952,740
	Legg Mason Partners Equity Trust:
374,611	Legg Mason Partners Appreciation Fund, Class IS Shares	3,779,824
209,674	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	3,038,173
610,682	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	4,445,763
152,955	Legg Mason Value Trust, Inc., Institutional Class Shares	4,672,767
349,823	The Royce Fund — Royce Value Fund, Institutional Class Shares *	2,700,635
	Western Asset Funds Inc.;
1,641,880	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	13,381,319
3,864,181	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	34,159,357
1,178,622	Western Asset High Yield Portfolio, Institutional Select Class Shares	7,943,912

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $98,202,457)	78,074,490

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.8%
Repurchase Agreement — 0.8%
$604,000	Interest in $496,495,000 joint tri-party repurchase agreement dated 4/30/09 with Greenwich Capital Markets Inc., 0.170% due 5/1/09; Proceeds at maturity- $604,003; (Fully collateralized by various U.S. government agency obligations, 2.750% to 6.625% due 11/3/09 to 11/15/30; Market value — $616,084) (Cost — $604,000)	604,000

	TOTAL INVESTMENTS — 100.1% (Cost — $98,806,457#)	78,678,490
	Liabilities in Excess of Other Assets — (0.1)%	(39,662)

	TOTAL NET ASSETS — 100.0%	$78,638,828

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Income Fund

Schedules of Investments (unaudited) (continued)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.2%
121,757	Legg Mason Partners Equity Trust — Legg Mason Partners Appreciation Fund, Class IS Shares	$1,228,532
38,573	Legg Mason Value Trust, Inc., Institutional Class Shares	1,178,394
598,826	Western Asset Funds Inc.: Western Asset Absolute Return Portfolio, Institutional Select Class Shares	4,880,436
1,974,009	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	17,450,240
678,660	Western Asset High Yield Portfolio, Institutional Select Class Shares	4,574,166

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $34,609,619)	29,311,768

Face
Amount	Security

SHORT-TERM INVESTMENT — 1.0%
Repurchase Agreement — 1.0%
$280,000	Interest in $246,437,000 joint tri-party repurchase agreement dated 4/30/09 with Deutsche Bank Securities Inc., 0.150% due 5/1/09; Proceeds at maturity - $280,001; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.755% due 10/26/09 to 2/7/23; Market value — $285,600) (Cost — $280,000)	280,000

	TOTAL INVESTMENTS — 100.2% (Cost — $34,889,619#)	29,591,768
	Liabilities in Excess of Other Assets — (0.2)%	(44,777)

	TOTAL NET ASSETS — 100.0%	$29,546,991

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Lifestyle Allocation 100% (“Allocation 100%”), Legg Mason Partners Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Partners Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Partners Lifestyle Allocation 50% (“Allocation 50%”), Legg Mason Partners Lifestyle Allocation 30% (“Allocation 30%”), and
Legg Mason Partners Lifestyle Income Fund (“Income Fund”) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing Allocation 100% assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$56,234,746	$55,965,746	$269,000	—

The following is a summary of the inputs used in valuing Allocation 85% assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$423,182,922	$421,159,922	$2,023,000	—

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing Allocation 70% assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$357,930,194	$356,171,194	$1,759,000	—

The following is a summary of the inputs used in valuing Allocation 50% assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$224,559,352	$223,020,352	$1,539,000	—

The following is a summary of the inputs used in valuing Allocation 30% assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$78,678,490	$78,074,490	$604,000	—

The following is a summary of the inputs used in valuing Income Fund’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	April 30, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$29,591,768	$29,311,768	$280,000	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At April 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Appreciation	Depreciation	Depreciation

Lifestyle Allocation 100%	—	$(23,677,522)	$(23,677,522)
Lifestyle Allocation 85%	$15,508,595	(187,507,641)	(171,999,046)
Lifestyle Allocation 70%	12,801,539	(158,347,909)	(145,546,370)
Lifestyle Allocation 50%	360,831	(70,753,277)	(70,392,446)
Lifestyle Allocation 30%	—	(20,127,967)	(20,127,967)
Income Fund	—	(5,297,851)	(5,297,851)

Derivative Instruments and Hedging Activities
Financial Accounting Standards Board of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
As of April 30, 2009, the Funds did not hold any derivative instruments.
3. Recent Accounting Pronouncement
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: June 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: June 23, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: June 23, 2009